Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Computer hardware and software	$ 190,339	$ 187,349
Machinery and equipment	254,533	257,782
Molds, tools and dies	42,460	42,460
Office furniture and fixtures	44,138	29,520
Equipment and leasehold improvements, gross	531,470	517,111
Accumulated depreciation and amortization	(505,425)	(496,943)
Equipment and leasehold improvements, net	26,045	20,168	42,437
Depreciation expense for year ended	$ 14,082	$ 23,546